Bank Loans, Current and Non Current (Details) - Schedule of Bank Loans Represent the Amounts Due to Various Banks - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	$ 6,880	$ 4,216
Long-term bank loans	1,376	1,408
Loan from Xiamen International Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	2,752	2,113
Loan from China Citic Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	2,752
Loan from Huaxia Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans	1,376
Loan from China Merchants Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Short-term bank loans		2,103
Loan from China Construction Bank [Member]
Schedule of Bank Loans Represent the Amounts Due to Various Banks [Abstract]
Long-term bank loans	$ 1,376	$ 1,408